Long-Term Investment	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-term investment

Note 9 – Long-term investment

On July 27, 2021, Shanghai Juhao, a variable interest entity of Jowell Global entered into a Capital Increase Agreement (the “Agreement”) with Suzhou Industrial Park Hongrun Rural Small Amount Loan Co., Ltd. (“Hongrun”) and its shareholders identified on the signature pages thereto (the “Existing Shareholders”). Pursuant to the Agreement, Shanghai Juhao contributed RMB 30 million (approximately $4.6 million) to Hongrun (the “Investment”) for 18.96% equity interest of Hongrun. After the investment, Hongrun had 9 shareholders, including Jiangsu Longrich Group Co., Ltd., the largest shareholder with 29.17% equity interest of Hongrun, which is also a related party of the Company (see Note 13 related party transactions). Other 7 shareholders are unrelated parties accounting for 51.87% equity interest in Hongrun. Mr. Zhiwei Xu, the Chairman of the Board of Directors and Chief Executive Officer of the Company is also the Chairman of the Board of Directors of Hongrun. According to the Article of Association of Hongrun, the Board of Directors of Hongrun has 5 members, among whom Mr. Zhiwei Xu and another Director are from Longrich Group, accounting for 40% voting rights of the Board. Accordingly, Longrich Group and the Company in aggregate cannot exercise control but has significant influence over Hongrun. Accordingly, Shanghai Juhao has been accounting for the investment under equity method. Hongrun and Existing Shareholders agreed the Investment only be used for making loans to future owners of Juhao Best Choice Stores for their business development and expansion. Juhao Best Choice Stores are the community group-buying franchise stores launched by Shanghai Juhao in April 2021. For the year ended December 31, 2021, the Company generated $143,849 investment income from Hongrun based on Hongrun’s financial performance and operation results and did not recognize any impairment losses for the long-term investment.